Intangible Asset (Details) - Schedule of Fair Value of the Intangible Asset - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Fair Value of the Intangible Asset [Abstract]
Balance	$ 4,717
Purchase		4,861
Depreciation of intangible asset	(243)	(144)
Balance	$ 4,474	$ 4,717